UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22669

AmericaFirst Quantitative Funds

(Exact name of registrant as specified in charter)

300 Harding Blvd., Suite 215 Roseville, CA  95678

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400  Broadview Heights  OH  44147

 (Name and address of agent for service)

Registrant's telephone number, including area code: (916) 757-6862

Date of fiscal year end: June 30

Date of reporting period: June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

AmericaFirst Defensive Growth Fund
AmericaFirst Large Cap Share Buyback Fund
AmericaFirst Monthly Risk-On Risk-Off Fund
AmericaFirst Income Fund

June 30, 2020

AmericaFirst Quantitative Funds
c/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website  www.americafirstfunds.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

AMERICAFIRST QUANTITATIVE FUNDS

MANAGEMENT’S DISCUSSION OF PERFORMANCE

 JUNE 30, 2020 (UNAUDITED)

Market Recap:

The cap-weighted S&P 500 index gained 7.51% for the 12 months ending June 30, 2020, a choppy period in which stocks seesawed violently due to the Wuhan Coronavirus.  For the first seven months of the fiscal year, the S&P 500 Index enjoyed doubled-digit returns.  In mid-February, however, volatility spiked, and the index sunk due to the global outbreak of the Wuhan Coronavirus. The bull market roared back in April and recovered over 90% of its pre-pandemic level.  It should be noted the majority of the S&P 500’s gains were due to the index’s largest (by market capitalization) five constituents whose 45% average growth greatly skewed the index’s returns.  Mid cap (the S&P 400) and small cap (the S&P 600) indices lost 7.03% and 11.23% respectively over the same timeframe.  Popular strategy indices such as the S&P 500 Buyback Index and S&P 500 High Dividend Index lost 10.37% and 22.37% respectively.  Growth stocks gained 17.85% while Value stocks lost 4.67% - representing a 22.52% swing in performance amongst large company stocks.

Comments from Portfolio Manager Rick Gonsalves:

I was frustrated by our across-the-board underperformance for the fiscal year.  Not because of the funds’ strategies rather because of the misrepresentation of domestic equity performance caused by the stellar performance of just five companies.   Take away the five largest companies and the S&P 500 index was negative (on a cap-weighted basis).

It was a challenging timeframe for money managers that were not lucky enough to own the largest five domestic corporations and/or were not heavily exposed to Growth stocks.  Perennial out-performing themes such as share buyback and high dividend both dramatically under-performed the cap-weighted S&P 500 Index.

AmericaFirst funds are quantamental, meaning they employ a quantitative and rules-based approach to selecting securities based on fundamental and technical factors.  With one exception, our funds tend to hold companies of all market capitalizations on an equal-weight basis.  In addition, our funds tend to hold Value stocks due to the fundamental factors we consider.  These are approaches that have proven successful over time but have been punished the last three years.

Fund Performance Summary:

The following summary refers to AmericaFirst I Share classes for each fund.

The AmericaFirst Risk On / Risk Off Fund lost 5.01% for the fiscal year ending June 30, 2020 due primarily to its 7.73% and 7.28% losses in the COVID-impacted months of February and March, respectively.  It should be noted that prior to the Pandemic the Fund had outperformed its Morningstar Tactical Allocation benchmark (+9.85% versus +7.11%).

The AmericaFirst Defensive Growth Fund lost 16.70% for the fiscal year ending June 30, 2020 due primarily to its 10.65% and 10.96% in the COVID-impacted months of February and March, respectively.  It should be noted the Fund had outperformed its Morningstar benchmark index prior to the February and March onslaught.

AMERICAFIRST QUANTITATIVE FUNDS

MANAGEMENT’S DISCUSSION OF PERFORMANCE (CONTINUED)

 JUNE 30, 2020 (UNAUDITED)

The AmericaFirst Income Fund lost 13.81% for the fiscal year ending June 30, 2020 due primarily to its 9.22% and 13.39% losses in the COVID-impacted months of February and March, respectively. Given the S&P 500 High Dividend Index’s -22.37% loss over the same timeframe, we feel the Fund performed admirably.

The AmericaFirst Large Cap Share Buyback Fund lost 7.62% for the fiscal year ending June 30, 2020 due primarily to its 9.10 and 17.43% losses in the COVID-impacted months of February and March, respectively.  Given the S&P 500 Buyback Index’s          -10.37% loss over the same timeframe, we feel the Fund performed admirably.

Moving forward, AmericaFirst intends to keep its discipline and not abandon the principals on which it manages mutual funds.  History has proven that broad-market indices and investment themes tend to progress or regress to a long-term historical mean.  Due to the underperformance of our funds the last three years, we hope to be on the future progression to a mean rather than the later.

Rick Gonsalves

President

AmericaFirst Capital Management

AmericaFirst Quantitative Funds

AMERICAFIRST DEFENSIVE GROWTH FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2020 (UNAUDITED)

 COMPARISON OF A $10,000 INVESTMENT IN THE AMERICAFIRST DEFENSIVE GROWTH FUND CLASS A SHARES AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Return

		One Year	Three Year	Five Year	Commencement of Operations through June 30, 2020 (1)
Class A	Without sales load	-17.05%	-8.44%	-7.56%	0.56%
	With sales load	-21.20%	-9.99%	-8.50%	-0.01%
Class I		-16.70%	-8.00%	-7.04%	1.25%
Class U	Without sales load	-17.44%	-8.93%	-8.05%	0.02%
	With sales load	-19.54%	-9.70%	-8.52%	-0.26%
S&P 500 Total Return Index		7.51%	10.72%	10.72%	12.17%

(1)AmericaFirst Defensive Growth Fund Class A, Class I and Class U shares commenced operations on May 23, 2011. Benchmark since inception return assumes inception date of May 23, 2011. Redemption fees are 1% of amount redeemed, if sold within 90 days.

Total Fund operating expense ratios as stated in the Fund's prospectus dated November 1, 2019, as supplemented December 6, 2019, were as follows: AmericaFirst Defensive Growth Fund Class A, 3.23% gross of fee waivers or expense reimbursements and 2.67% after waiver and reimbursement; Class I, 2.98% gross of fee waivers or expense reimbursements and 2.16% after waiver and reimbursement; and Class U, 3.99% gross of fee waivers or expense reimbursements and 3.16% after waiver and reimbursement.  The maximum load on Class A shares is 5.00% and on Class U shares is 2.50%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

The above graph depicts the performance of the AmericaFirst Defensive Growth Fund Class A shares versus the S&P 500 Total Return Index. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2020 (UNAUDITED)

 COMPARISON OF A $10,000 INVESTMENT IN THE AMERICAFIRST LARGE CAP SHARE BUYBACK FUND CLASS A SHARES AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Return

		One Year	Three Year	Commencement of Operations through June 30, 2020 (1)
Class A	Without sales load	-8.01%	2.97%	3.38%
	With sales load	-12.57%	1.23%	1.83%
Class I		-7.62%	3.52%	3.99%
Class U	Without sales load	-8.73%	2.34%	2.76%
	With sales load	-11.01%	1.48%	1.99%
S&P 500 Total Return Index		7.51%	10.72%	11.66%

(1)AmericaFirst Large Cap Share Buyback Fund Class A, Class I and Class U shares commenced operations on January 31, 2017. Benchmark since inception return assumes inception date of January 31, 2017. Redemption fees are 1% of amount redeemed, if sold within 90 days.

 Total Fund estimated operating expense ratios as stated in the Fund's prospectus dated November 1, 2019, as supplemented December 6, 2019, were as follows:  AmericaFirst Large Cap Share Buyback Fund Class A, 3.30% gross of fee waivers or expense reimbursements and 1.90% after fee waiver and reimbursements; Class I, 2.93% gross of fee waivers or expense reimbursements and 1.67% after fee waiver and reimbursements: and Class U, 4.12% gross of fee waivers or expense reimbursements and 2.65% after fee waiver and reimbursements.  The maximum load on Class A shares is 5.00% and on Class U shares is 2.50%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

The above graph depicts the performance of the AmericaFirst Large Cap Share Buyback Fund Class A shares versus the S&P 500 Total Return Index. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2020 (UNAUDITED)

COMPARISON OF A $10,000 INVESTMENT IN THE AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND* CLASS A SHARES AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Return

		One Year	Five Year	Ten Year	Commencement of Operations through June 30, 2020 (1)
Class A	Without sales load	-6.21%	0.89%	4.15%	2.65%
	With sales load	-10.92%	-0.15%	3.61%	2.14%
Class I (2)		-5.01%	1.98%	N/A	4.50%
Class U	Without sales load	-6.65%	0.38%	3.61%	2.13%
	With sales load	-8.98%	-0.12%	3.35%	1.88%
S&P 500 Total Return Index		7.51%	10.72%	13.98%	12.80%

(1) AmericaFirst AmericaFirst Monthly Risk-On Risk-Off Fund Class A and Class U shares commenced operations on February 26, 2010. Benchmark since inception return assumes inception date of February 26, 2010. Redemption fees are 1% of amount redeemed, if sold within 90 days.

(2) AmericaFirst AmericaFirst Monthly Risk-On Risk-Off Fund Class I commenced operations on July 12, 2010.

* On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to AmericaFirst Monthly Risk-On-Risk-Off Fund.

Total Fund operating expense ratios as stated in the Fund's prospectus dated November 1, 2019, as supplemented December 6, 2019, were as follows: AmericaFirst AmericaFirst Monthly Risk-On Risk-Off Fund Class A, 2.47% gross of fee waivers or expense reimbursements and 2.71% after fee waiver and reimbursements; Class I, 2.22% gross of fee waivers or expense reimbursements and 1.47% after fee waiver and reimbursements; and Class U, 3.20% gross of fee waivers or expense reimbursements and 3.21% after fee waiver and reimbursements.  The maximum load on Class A shares is 5.00% and on Class U shares is 2.50%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

The above graph depicts the performance of the AmericaFirst AmericaFirst Monthly Risk-On Risk-Off Fund Class A shares versus the S&P 500 Total Return Index. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

AMERICAFIRST INCOME FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2020 (UNAUDITED)

  COMPARISON OF A $10,000 INVESTMENT IN THE AMERICAFIRST INCOME FUND CLASS A SHARES AND THE BLOOMBERG BARCLAYS AGGREGATE BOND INDEX

Average Annual Total Return

		One Year	Three Year	Five Year	Commencement of Operations through June 30, 2020 (1)

Class A	Without sales load	-14.55%	-6.97%	-3.54%	-0.38%
	With sales load	-18.03%	-8.23%	-4.33%	-0.78%
Class I		-13.81%	-6.19%	-2.72%	0.35%
Class U	Without sales load	-15.02%	-7.45%	-4.03%	-0.88%
	With sales load	-16.77%	-8.07%	-4.43%	-1.08%
Bloomberg Barclays Aggregate Bond Index		8.74%	5.32%	4.30%	3.82%

(1)AmericaFirst Income Fund Class A, Class I and Class U shares commenced operations on July 1, 2010. Benchmark since inception return assumes inception date of July 1, 2010. Redemption fees are 1% of amount redeemed, if sold within 90 days.

Total Fund operating expense ratios as stated in the Fund's prospectus dated November 1, 2019, as supplemented December 6, 2019, were as follows: AmericaFirst Income Fund Class A, 3.27% gross of fee waivers or expense reimbursements and 2.95% after waiver and reimbursement; Class I, 3.01% gross of fee waivers or expense reimbursements and 2.15% after waiver and reimbursement; and Class U, 4.03% gross of fee waivers or expense reimbursements and 3.45% after waiver and reimbursement.  The maximum load on Class A shares is 4.00% and on Class U shares is 2.00%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

The above graph depicts the performance of the AmericaFirst Income Fund Class A shares versus the Bloomberg Barclays Aggregate Bond Index. The Bloomberg Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities).  Investors cannot invest directly in an index or benchmark.

AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2020

Shares		Value

COMMON STOCK - 86.72%

Beverages - 6.71%
2,718	The Coca-Cola Co.	$ 121,440
990	Pepsico, Inc. *	130,937
		252,377
Biological Products (No Diagnostic Substances) - 3.71%
592	Amgen, Inc.	139,629

Bottled & Canned Soft Drinks Carbonated Waters - 3.33%
1,808	Monster Beverage Corp.	125,331

Cigarettes - 3.30%
1,773	Philip Morris International, Inc.	124,216

Converted Paper & Paperboard Products (No Containers/Boxes) - 3.51%
934	Kimberly-Clark Corp.	132,021

Food & Kindred Products - 10.54%
2,642	Campbell Soup Co.	131,122
3,880	Conagra Brands, Inc.	136,460
2,517	Mondelez International, Inc. Class A	128,694
		396,276
Grain Mill Products - 3.55%
2,167	General Mills, Inc.	133,596

Perfumes, Cosmetics & Other Toilet Preparations - 6.79%
1,819	Colgate-Palmolive Co.	133,260
646	The Estee Lauder Cos., Inc. Class A *	121,887
		255,147
Pharmaceutical Preparations - 17.35%
1,432	AbbVie, Inc.	140,594
1,154	Alexion Pharmaceuticals, Inc. *	129,525
856	Eli Lilly & Co.	140,538
1,599	Merck & Company, Inc.	123,651
3,616	Pfizer, Inc.	118,243
		652,551
Services-Commercial Physical & Biological Research - 3.57%
5,646	Exelixis, Inc. *	134,036

Services-Computer Processing & Data Preparation - 3.19%
10,701	Change Healthcare, Inc. *	119,851

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 7.08%
1,736	Church & Dwight Co., Inc.	134,193

1,105	Procter & Gamble Co.	132,125
266,318

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2020

Shares		Value

Specialty Cleaning, Polishing And Sanitation Preparations - 3.70%
635	The Clorox Co.	$ 139,300

Sugar & Confectionery Products - 3.36%
974	Hershey Co.	126,250

Wholesale-Drugs Proprietaries & Druggists' Sundries - 7.03%
1,323	AmerisourceBergen Corp.	133,319
2,911	Herbalife Nutrition Ltd. (Cayman Islands) *	130,937
		264,256

TOTAL COMMON STOCK (Cost $3,267,613) - 86.72%		3,261,155

EXCHANGE TRADED FUND - 15.31%
25,750	ProShares Short S&P 500 ETF	575,770
TOTAL EXCHANGE TRADED FUND (Cost $578,021) - 15.31%		575,770

INVESTMENTS IN SECURITIES, AT VALUE (Cost $3,845,634) ** - 102.03%		3,836,925

LIABILITIES LESS OTHER ASSETS - (2.03)%		(76,389)

NET ASSETS - 100.00%		$ 3,760,536

* Represents non-income producing security during the period.

** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $3,845,945 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                                      $63,335

Gross Unrealized Depreciation                                       (72,355)

       Net Unrealized Depreciation                                   $(9,020)

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2020

The Fund’s holdings were divided among the following economic industries and asset types (Unaudited):

Pharmaceutical Preparations	17.01%
Exchange Traded Fund	15.01%
Food & Kindred Products	10.33%
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics	6.94%
Wholesale-Drugs Proprietaries & Druggists' Sundries	6.89%
Perfumes, Cosmetics & Other Toilet Preparations	6.65%
Beverages	6.58%
Biological Products (No Diagnostic Substances)	3.64%
Specialty Cleaning, Polishing And Sanitation Preparations	3.63%
Services-Commercial Physical & Biological Research	3.49%
Grain Mill Products	3.48%
Converted Paper & Paperboard Products (No Containers/Boxes)	3.44%
Sugar & Confectionery Products	3.29%
Bottled & Canned Soft Drinks Carbonated Waters	3.26%
Cigarettes	3.24%
Services-Computer Processing & Data Preparation	3.12%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2020 and are subject to change.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2020

Shares		Value

COMMON STOCK - 95.50%

Biological Products (No Diagnostic Substances) - 3.09%
701	Biogen, Inc. *	$ 187,553

Electronic Computers - 4.17%
693	Apple, Inc.	252,806

General Industrial Machinery & Equipment - 3.64%
1,263	Illinois Tool Works, Inc.	220,836

Hospital & Medical Service Plans - 3.43%
537	Humana, Inc.	208,222

Instruments for Measuring and Testing of Electricity & Electrical Signals - 4.50%
3,230	Teradyne, Inc.	272,967

Laboratory Analytical Instruments - 6.89%
277	Mettler-Toledo International, Inc. *	223,137
1,077	Waters Corp. *	194,291
		417,428
Radio & TV Broadcasting & Communications Equipment - 7.61%
2,594	Qualcomm, Inc.	236,599
1,289	Ubiquiti, Inc.	225,008
		461,607
Retail-Auto & Home Supply Stores - 3.81%
205	AutoZone, Inc. *	231,265

Retail-Eating Places - 3.33%
1,094	McDonald's Corp.	201,810

Retail-Family Clothing Stores - 3.14%
2,234	Ross Stores, Inc. *	190,426

Retail-Grocery Stores - 4.03%
8,989	Koninklijke Ahold Delhaize NV ADR	244,159

Retail-Lumber & Other Building Materials Dealers - 3.82%
924	The Home Depot, Inc.	231,471

Retail-Retail Stores - 3.20%
953	Ulta Beauty, Inc. *	193,859

Retail-Variety Stores - 3.78%

1,912	Target Corp.	229,306

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2020

Shares		Value

Security & Commodity Brokers, Dealers, Exchanges & Services - 3.53%
1,731	T. Rowe Price Group, Inc.	$ 213,779

Semiconductors & Related Devices - 7.68%
4,197	Applied Materials, Inc.	253,709
3,538	Intel Corp.	211,679
		465,388
Services-Business Services - 3.55%
135	Booking Holdings, Inc. *	214,966

Services-Computer Integrated Systems Design - 3.36%
2,968	Cerner Corp.	203,456

Services-Computer Programming Services - 3.38%
992	VeriSign, Inc. *	205,175

Services-Prepackaged Software - 3.94%
1,809	Electronic Arts, Inc. *	238,878

Special Industry Machinery - 4.35%
816	Lam Research Corp.	263,943

Wholesale-Durable Goods - 3.81%
735	WW Grainger, Inc.	230,908

Wholesale-Groceries & Related Products - 3.46%
567	Domino's Pizza, Inc.	209,472

TOTAL COMMON STOCK (Cost $5,571,369) - 95.50%		5,789,680

MONEY MARKET FUND - 4.68%
283,629	Federated Institutional Prime Obligations Fund - Institutional Class 0.3% **	283,629
TOTAL MONEY MARKET FUND (Cost $283,825) - 4.68%		283,629

INVESTMENTS IN SECURITIES, AT VALUE (Cost $5,855,194) *** - 100.18%		6,073,309

LIABILITIES LESS OTHER ASSETS - (0.18)%		(10,881)

NET ASSETS - 100.00%		$ 6,062,428

* Represents non-income producing security during the period.

** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2020.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $5,857,080 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                       $376,308

Gross Unrealized Depreciation                        (160,079)

          Net Unrealized Appreciation                 $216,229

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2020

The Fund’s holdings were divided among the following economic industries and asset types (Unaudited):

Biological Products (No Diagnostic Substances)	3.09%
Electronic Computers	4.16%
General Industrial Machinery & Equipment	3.64%
Hospital & Medical Service Plans	3.43%
Instruments for Measuring and Testing of Electricity & Electrical Signals	4.49%
Laboratory Analytical Instruments	6.87%
Radio & TV Broadcasting & Communications Equipment	7.60%
Retail-Auto & Home Supply Stores	3.81%
Retail-Eating Places	3.32%
Retail-Family Clothing Stores	3.14%
Retail-Grocery Stores	4.02%
Retail-Lumber & Other Building Materials Dealers	3.81%
Retail-Retail Stores	3.19%
Retail-Variety Stores	3.78%
Security & Commodity Brokers, Dealers, Exchanges & Services	3.52%
Semiconductors & Related Devices	7.66%
Services-Business Services	3.54%
Services-Computer Integrated Systems Design	3.35%
Services-Computer Programming Services	3.38%
Services-Prepackaged Software	3.93%
Special Industry Machinery	4.35%
Wholesale-Durable Goods	3.80%
Wholesale-Groceries & Related Products	3.45%
Money Market Fund	4.67%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2020 and are subject to change.

AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2020

Shares		Value

COMMON STOCK - 50.72%

Air Transportation, Scheduled - 0.01%
80,929	AMR Corp. (a) *	$ 809

Biological Products (No Diagnostic Substances) - 8.69%
2,778	Amgen, Inc.	655,219
2,078	Biogen, Inc. *	555,969
		1,211,188
Electromedical & Electrotherapeutic Apparatus - 4.34%
2,657	Masimo Corp. *	605,770

Electronic Computers - 5.25%
2,007	Apple, Inc.	732,154

Hospital & Medical Service Plans - 4.35%
3,234	Cigna Corp.	606,860

Life Insurance - 4.41%
8,285	Globe Life, Inc.	614,996

Metal Cans - 4.56%
9,753	Crown Holdings, Inc. *	635,213

Retail-Drug Stores & Proprietary Stores - 4.53%
9,732	CVS Health Corp.	632,288

Retail-Variety Stores - 4.55%
3,332	Dollar General Corp.	634,779

Services-Prepackaged Software - 4.57%
4,308	Citrix Systems, Inc.	637,196

Surgical & Medical Instruments & Apparatus - 5.46%
3,968	ResMed, Inc.	761,856

TOTAL COMMON STOCK (Cost $7,477,745) - 50.72%		7,073,109

EXCHANGE TRADED FUND - 50.31%
57,566	iShares 7-10 Year Treasury Bond ETF (b)	7,015,568
TOTAL EXCHANGE TRADED FUND (Cost $6,930,582) - 50.31%		7,015,568

INVESTMENTS IN SECURITIES, AT VALUE (Cost $14,408,327) ** - 101.03%		14,088,677

LIABILITIES LESS OTHER ASSETS - (1.03)%	(144,108)

NET ASSETS - 100.00%	$13,944,569

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2020

* Represents non-income producing security during the period.

** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $14,478,261 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation               $  356,649

Gross Unrealized Depreciation                  (746,233)

       Net Unrealized Depreciation            $  (389,584)

(a) Indicates an illiquid and fair valued security. As of June 30, 2020, the Fund had a total of $809 or 0.01% of its net assets in illiquid securities.

(b) Financial statements can be found at www.sec.gov.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

The Fund’s holdings were divided among the following economic industries and asset types (Unaudited):

Air Transportation, Scheduled	0.01%
Biological Products (No Diagnostic Substances)	8.60%
Electromedical & Electrotherapeutic Apparatus	4.30%
Exchange Traded Fund	49.79%
Electronic Computers	5.20%
Hospital & Medical Service Plans	4.31%
Life Insurance	4.36%
Metal Cans	4.51%
Retail-Drug Stores & Proprietary Stores	4.49%
Retail-Variety Stores	4.50%
Services-Prepackaged Software	4.52%
Surgical & Medical Instruments & Apparatus	5.41%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2020 and are subject to change.

AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2020

Shares/Par		Value

COMMON STOCK - 44.83%

Beverages - 2.59%
4,325	The Coca-Cola Co.	$ 193,241

Computer & Office Equipment - 2.61%
1,616	International Business Machines Corp.	195,164

Electric & Other Services Combined - 2.59%
2,690	Consolidated Edison, Inc.	193,492

Electric Services - 2.62%
6,446	OGE Energy Corp.	195,701

Fire, Marine & Casualty Insurance - 2.94%
3,425	Cincinnati Financial Corp.	219,303

Household Furniture - 3.10%
6,599	Leggett & Platt, Inc.	231,955

Investment Advice - 6.65%
10,698	Franklin Resources, Inc.	224,337
25,329	Invesco Ltd.	272,540
		496,877
National Commercial Banks - 2.89%
13,220	The First Bank of Long Island Corp.	216,015

Pharmaceutical Preparations - 5.18%
2,178	AbbVie, Inc.	213,836
5,286	Pfizer, Inc.	172,852
		386,688
Retail-Drug Stores & Propietary Stores - 2.67%
4,701	Walgreens Boots Alliance, Inc.	199,275

Surety Insurance - 2.83%
12,949	Old Republic International Corp.	211,198

Surgical & Medical Instruments & Apparatus - 2.69%
1,290	3M Co.	201,227

Telephone Communications (No Radio Telephone) - 2.60%
3,518	Verizon Communications, Inc.	193,947

Wholesale-Farm Product Raw Materials - 2.87%

15,577	The Andersons, Inc.	214,340

TOTAL COMMON STOCK (Cost $3,245,876) - 44.83%		3,348,423

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2020

Shares/Par		Value

EXCHANGE TRADED FUND - 51.48%
81,990	SPDR® Portfolio Long Term Treasury ETF	$ 3,846,151
TOTAL EXCHANGE TRADED FUND (Cost $3,709,010) - 51.48%		3,846,151

CORPORATE BOND - 0.09%

Electric & Other Services Combined - 0.09%
$ 6,443	RGS AEGCO Funding Corp., 9.810%, 12/7/2021	6,744

TOTAL CORPORATE BOND (Cost $6,817) - 0.09%		6,744

FOREIGN GOVERNMENT AGENCIES & OBLIGATION - 0.03%

Foreign Government Bond - 0.03%
$ 2,500	Indonesia Rep, 9.30%, 7/01/2020 (Indonesia)	2,501

TOTAL FOREIGN GOVERNMENT AGENCIES & OBLIGATION (Cost $2,497) - 0.03%		2,501

REAL ESTATE INVESTMENT TRUSTS - 8.62%
6,431	National Retail Properties, Inc.	228,172
15,821	Urstadt Biddle Properties, Inc. Class A	187,953
3,370	W.P. Carey, Inc.	227,980
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $636,564) - 8.62%		644,105

INVESTMENTS IN SECURITIES, AT VALUE (Cost $7,600,764) * - 105.05%		7,847,924

LIABILITIES LESS OTHER ASSETS - (5.05)%		(377,255)

NET ASSETS - 100.00%		$ 7,470,669

* Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $7,605,676 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                   $   344,957

Gross Unrealized Depreciation                      (102,709)

Net Unrealized Appreciation                       $   242,248

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2020

The Fund’s holdings were divided among the following economic industries and asset types (Unaudited):

Exchange Traded Fund	49.01%
Real Estate Investment Trusts	8.21%
Investment Advice	6.33%
Pharmaceutical Preparations	4.93%
Household Furniture	2.96%
Fire, Marine & Casualty Insurance	2.79%
National Commercial Banks	2.75%
Wholesale-Farm Product Raw Materials	2.73%
Surety Insurance	2.69%
Surgical & Medical Instruments & Apparatus	2.57%
Electric & Other Services Combined	2.55%
Retail-Drug Stores & Propietary Stores	2.54%
Computer & Office Equipment	2.49%
Electric Services	2.49%
Telephone Communications (No Radio Telephone)	2.47%
Beverages	2.46%
Foreign Government Bond	0.03%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2020 and are subject to change.

AMERICAFIRST QUANTITATIVE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2020

	Defensive Growth Fund	Large Cap Share Buyback Fund	Monthly Risk-On Risk-Off Fund *	Income Fund
Assets:
Investments in Securities, at Value (Cost $3,845,634; $5,855,194; $14,408,327; and $7,600,764, respectively)	$ 3,836,925	$ 6,073,309	$14,088,677	$ 7,847,924

Cash	-	1,272	-	-
Receivables:
Dividends & Interest	5,900	5,122	-	10,140
Shareholder Subscriptions	-	-	-	1,000
Due from Adviser	1,097	654	-	-
Prepaid Expenses	14,646	11,835	12,992	11,729
Total Assets	3,858,568	6,092,192	14,101,669	7,870,793
Liabilities:
Payables:
Advisory Fees	-	-	5,110	93
Shareholder Redemptions	-	400	11,092	1,827
Due to Custodian	70,682	-	86,050	369,205
Administration Fees	1,892	1,852	3,081	2,532
Distribution (12b-1) Fees	11,061	15,486	36,072	10,967
Trustee Fees	351	32	-	52
Servicing Fees	622	370	1,191	1,467
Accrued Expenses	13,424	11,624	14,504	13,981
Total Liabilities	98,032	29,764	157,100	400,124
Net Assets	$ 3,760,536	$ 6,062,428	$13,944,569	$ 7,470,669

Net Assets Consist of:
Paid In Capital	$14,257,067	$ 6,612,306	$27,295,209	$19,000,888
Accumulated Deficit	(10,496,531)	(549,878)	(13,350,640)	(11,530,219)
Net Assets	$ 3,760,536	$ 6,062,428	$13,944,569	$ 7,470,669

Class A Shares
Net Assets	$ 1,861,853	$ 3,974,171	$ 4,686,731	$ 3,836,925
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	231,921	376,005	382,886	792,068
Net asset value per share	$ 8.03	$ 10.57	$ 12.24	$ 4.84
Minimum Redemption price per share (a)	$ 7.95	$ 10.46	$ 12.12	$ 4.79
Short-term Redemption Price Per Share (d)	$ 7.95	$ 10.46	$ 12.12	$ 4.79
Maximum offering price per share (b)	$ 8.45	$ 11.13	$ 12.88	$ 5.04

Class I Shares
Net Assets	$ 856,955	$ 1,514,217	$ 4,905,783	$ 1,913,340
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	99,860	140,274	369,630	379,853
Net asset value and offering price per share	$ 8.58	$ 10.79	$ 13.27	$ 5.04
Minimum Redemption price per share (a)	$ 8.49	$ 10.68	$ 13.14	$ 4.99

Class U Shares
Net Assets	$ 1,041,728	$ 574,040	$ 4,352,055	$ 1,720,404
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	136,743	55,439	373,546	351,157
Net asset value per share	$ 7.62	$ 10.35	$ 11.65	$ 4.90
Minimum Redemption price per share (a)	$ 7.54	$ 10.25	$ 11.53	$ 4.85
Short-term Redemption Price Per Share (d)	$ 7.54	$ 10.25	$ 11.53	$ 4.85
Maximum offering price per share (c)	$ 7.82	$ 10.62	$ 11.95	$ 5.00

* On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to AmericaFirst Monthly Risk-On-Risk-Off Fund.

(a) A redemption fee of 1.00% is imposed in the event of certain redemption transactions occurring within 90 days of purchase.

(b) Maximum offering price includes a maximum front-end sales load of 5.00%; 5.00%; 5.00%; and 4.00%, respectively.

(c) Maximum offering price includes a maximum front-end sales load of 2.50%; 2.50%; 2.50%; and 2.00%, respectively.

(d) Investment in Class A and Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE FUNDS

STATEMENTS OF OPERATIONS

For the year ended June 30, 2020

Investment Income:	Defensive Growth Fund	Large Cap Share Buyback Fund	Monthly Risk-On Risk-Off Fund *	Income Fund
Dividend Income	$ 92,079	$ 110,865	$ 255,827	$ 368,768
Interest Income	1,404	2,522	4,535	34,947
Total Investment Income	93,483	113,387	260,362	403,715

Expenses:
Advisory Fees	85,275	82,796	166,989	122,952
Distribution (12b-1) Fees:
Class A	6,089	9,913	12,927	11,763
Class U	12,992	8,795	53,900	22,066
Transfer Agent & Administration Fees	26,544	27,160	39,413	36,636
Shareholder Service Fees	3,579	2,799	11,324	12,022
Chief Compliance Officer Fees	9,599	9,678	9,678	9,597
Registration Fees	20,754	28,227	23,988	17,586
Audit Fees	14,500	14,000	14,500	14,000
Legal Fees	15,801	19,769	50,226	26,833
Insurance Fees	3,150	2,961	5,501	4,948
Miscellaneous Fees	9,216	9,643	12,824	10,453
Custodial Fees	6,680	5,222	8,591	6,800
Trustees Fees	2,836	3,552	7,847	4,687
Printing and Mailing	4,653	4,229	8,958	11,264
Recoupment Fees	-	-	30,629	-
Total Expenses	221,668	228,744	457,295	311,607
Fees Waived by the Adviser	(64,409)	(85,950)	(36,726)	(73,004)
Net Expenses	157,259	142,794	420,569	238,603

Net Investment Income (Loss)	(63,776)	(29,407)	(160,207)	165,112

Net Realized Loss on:
Investments in Affiliate	63,198	-	79,002	-
Investments in Securities	(738,090)	(390,753)	(1,100,179)	(2,050,099)
Net Realized Loss	(674,892)	(390,753)	(1,021,177)	(2,050,099)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Affiliate	(63,198)	-	(78,998)	-
Investments in Securities	(245,265)	(146,907)	(252,906)	444,352
Net Change in Unrealized Appreciation (Depreciation)	(308,463)	(146,907)	(331,904)	444,532

Net Realized and Unrealized Loss	(983,355)	(537,660)	(1,353,081)	(1,605,567)

Net Decrease in Net Assets Resulting from Operations	$(1,047,131)	$ (567,067)	$(1,513,288)	$(1,440,455)

* On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to AmericaFirst Monthly Risk-On-Risk-Off Fund.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	6/30/2020	6/30/2019
Increase (Decrease) in Net Assets Resulting From Operations:
Net Investment Loss	$ (63,776)	$(157,926)
Net Realized Gain (Loss) on Investments in Securities and Securities Sold Short	(674,892)	204,238
Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities and Securities Sold Short	(308,463)	49,437
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,047,131)	95,749

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	11,463	193,883
Class I	116,726	185,097
Class U	10,727	6,260
Cost of Shares Redeemed:
Class A	(1,009,157)	(2,142,575)
Class I	(1,236,531)	(1,955,629)
Class U	(512,042)	(885,073)
Redemption Fees	8	53
Net Decrease in Net Assets from Capital Share Transactions	(2,618,806)	(4,597,984)

Net Decrease in Net Assets	(3,665,937)	(4,502,235)

Net Assets:
Beginning of Year	7,426,473	11,928,708
End of Year
	$3,760,536	$7,426,473

Share Activity
Class A:
Shares Sold	1,200	19,485
Shares Redeemed	(107,949)	(224,778)
Net Decrease in Shares of Beneficial Interest Outstanding	(106,749)	(205,293)

Class I:
Shares Sold	11,529	17,695
Shares Redeemed	(141,728)	(189,364)
Net Decrease in Shares of Beneficial Interest Outstanding	(130,199)	(171,669)

Class U:
Shares Sold	1,137	680
Shares Redeemed	(56,990)	(94,758)
Net Decrease in Shares of Beneficial Interest Outstanding	(55,853)	(94,078)

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	6/30/2020	6/30/2019
Increase (Decrease) in Net Assets Resulting From Operations:
Net Investment Loss	$ (29,407)	$ (19,389)
Net Realized Loss on Investments in Securities	(390,753)	(171,841)
Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities	(146,907)	314,728
Net Increase (Decrease) in Net Assets Resulting from Operations	(567,067)	123,498

Distributions to Shareholders:
Distributions	-	(377,550)
Total Distributions Paid to Shareholders	-	(377,550)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	981,119	2,611,233
Class I	1,456,825	2,406,712
Class U	310,825	787,106
Reinvestment of Distributions:
Class A	-	123,572
Class I	-	172,626
Class U	-	27,567
Cost of Shares Redeemed:
Class A	(1,038,133)	(515,636)
Class I	(2,014,507)	(2,140,347)
Class U	(755,372)	(157,257)
Redemption Fees	3,295	1,648
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,055,948)	3,317,224

Net Increase (Decrease) in Net Assets	(1,623,015)	3,063,172

Net Assets:
Beginning of Year	7,685,443	4,622,271
End of Year
	$6,062,428	$7,685,443

Share Activity
Class A:
Shares Sold	90,479	226,853
Shares Reinvested	-	11,614
Shares Redeemed	(93,878)	(45,066)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(3,399)	193,401

Class I:
Shares Sold	128,553	201,850
Shares Reinvested	-	16,008
Shares Redeemed	(182,974)	(206,133)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(54,421)	11,725

Class U:
Shares Sold	27,332	70,701
Shares Reinvested	-	2,613

Shares Redeemed	(64,743)	(13,345)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(37,411)	59,969

AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	6/30/2020	6/30/2019
Decrease in Net Assets Resulting From Operations:
Net Investment Loss	$ (160,207)	$ (80,921)
Net Realized Loss on Investments in Securities	(1,021,177)	(31,208)
Net Change in Unrealized Depreciation on Investments in Securities	(331,904)	(19,125)
Net Decrease in Net Assets Resulting from Operations	(1,513,288)	(131,254)

Capital Share Transactions:

Tax Free Exchange from AmericaFirst Quantitative Strategies Fund: **
Class A	-	2,819,556
Class I	-	266,938
Class U	-	4,224,621
Proceeds from Sale of Shares:
Class A	396,600	350,206
Class I	11,136,058	1,572,678
Class U	27,590	37,151
Cost of Shares Redeemed:
Class A	(1,112,668)	(1,014,452)
Class I	(6,632,204)	(1,509,450)
Class U	(1,663,132)	(592,519)
Redemption Fees	5,824	1,636
Net Increase in Net Assets from Capital Share Transactions	2,158,068	6,156,365

Net Increase in Net Assets	644,780	6,025,111

Net Assets:
Beginning of Year	13,299,789	7,274,678
End of Year
	$ 13,944,569	$13,299,789

Share Activity
Class A:
Tax Free Exchange from AmericaFirst Quantitative Strategies Fund	-	222,538
Shares Sold	30,501	26,582
Shares Redeemed	(84,277)	(79,791)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(53,776)	169,329

Class I:
Tax Free Exchange from AmericaFirst Quantitative Strategies Fund	-	19,759
Shares Sold	787,678	112,973
Shares Redeemed	(508,185)	(112,569)
Net Increase in Shares of Beneficial Interest Outstanding	279,493	20,163

Class U:
Tax Free Exchange from AmericaFirst Quantitative Strategies Fund	-	347,992
Shares Sold	2,166	3,047
Shares Redeemed	(136,687)	(48,423)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(134,521)	302,616

* On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to AmericaFirst Monthly Risk-On-Risk-Off Fund.

** Refer to Note 1 for details of the tax free merger.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	6/30/2020	6/30/2019
Decrease in Net Assets Resulting From Operations:
Net Investment Income	$ 165,112	$ 461,277
Net Realized Loss on Investments in Securities	(2,050,099)	(1,121,738)
Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities	444,532	(227,547)
Net Decrease in Net Assets Resulting from Operations	(1,440,455)	(888,008)

Distributions to Shareholders:
Distributions	(165,112)	(397,471)
Return of Capital	(570,121)	(457,999)
Total Distributions Paid to Shareholders	(735,233)	(855,470)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	522,364	2,012,279
Class I	517,245	2,292,035
Class U	123,660	510,939
Reinvestment of Distributions:
Class A	260,444	315,184
Class I	194,499	229,080
Class U	123,635	138,846
Cost of Shares Redeemed:
Class A	(1,465,934)	(2,263,812)
Class I	(1,349,407)	(2,220,907)
Class U	(760,849)	(552,785)
Redemption Fees	3	448
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,834,340)	461,307

Net Decrease in Net Assets	(4,010,028)	(1,282,171)

Net Assets:
Beginning of Year	11,480,697	12,762,868
End of Year
	$ 7,470,669	$11,480,697

Share Activity
Class A:
Shares Sold	96,400	300,341
Shares Reinvested	46,444	48,614
Shares Redeemed	(261,133)	(351,759)
Net Decrease in Shares of Beneficial Interest Outstanding	(118,289)	(2,804)

Class I:
Shares Sold	83,181	324,656
Shares Reinvested	33,332	34,287
Shares Redeemed	(241,262)	(326,036)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(124,749)	32,907

Class U:
Shares Sold	21,769	74,728
Shares Reinvested	21,720	21,311

Shares Redeemed	(129,839)	(82,537)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(86,350)	13,502

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2020	6/30/2019	6/30/2018	6/30/2017	6/30/2016

Net Asset Value, at Beginning of Year	$ 9.68	$ 9.59	$ 10.47	$ 11.30	$ 11.99

From Investment Operations:
Net Investment Loss *	(0.11)	(0.17)	(0.17)	(0.12)	(0.11)
Net Realized and Unrealized Gain (Loss) on Investments	(1.54)	0.26	(0.71)	(0.70)	(0.50)
Total from Investment Operations	(1.65)	0.09	(0.88)	(0.82)	(0.61)

Distributions from:
Net Realized Gain	-	-	-	(0.01)	(0.08)
Total Distributions	-	-	-	(0.01)	(0.08)

Paid in Capital From Redemption Fees (c) *	-	-	-	-	-

Net Asset Value, at End of Year	$ 8.03	$ 9.68	$ 9.59	$ 10.47	$ 11.30

Total Return (a)	(17.05)%***	0.94%	(8.40)%	(7.26)%***	(5.12)%***

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 1,862	$ 3,279	$ 5,216	$ 12,430	$ 31,273
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.82%**	3.79%	3.12%	3.02%**	3.11%**
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(2.16)%**	(2.23)%	(1.75)%	(1.18)%**	(1.00)% **
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.82%**	3.31%	3.02%	3.02%**	3.07%**
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.16)%**	(1.75)%	(1.66)%	(1.18)%**	(0.96)%**
Portfolio Turnover	920.18%	496.34%	1020.14%	341.27%	118.13%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.70%, 0.44%, 0.36%, and 0.58%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.08% for the year ended June 30, 2020, 0.28% for the year ended June 30, 2017, and 0.09% for the year ended June 30, 2016 attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

*** Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (16.94)%, (6.99)% and (5.03)%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2020	6/30/2019	6/30/2018	6/30/2017	6/30/2016

Net Asset Value, at Beginning of Year	$ 10.30	$ 10.15	$ 11.02	$ 11.86	$ 12.45

From Investment Operations:
Net Investment Loss *	(0.07)	(0.13)	(0.12)	(0.10)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(1.65)	0.28	(0.75)	(0.73)	(0.50)
Total from Investment Operations	(1.72)	0.15	(0.87)	(0.83)	(0.51)

Distributions from:
Net Realized Gain	-	-	-	(0.01)	(0.08)
Total Distributions	-	-	-	(0.01)	(0.08)

Paid in Capital From Redemption Fees (c) *	-	-	-	-	-

Net Asset Value, at End of Year	$ 8.58	$ 10.30	$ 10.15	$ 11.02	$ 11.86

Total Return (a)	(16.70)%***	1.48%	(7.89)%	(7.00)%***	(4.12)%***

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 857	$ 2,369	$ 4,077	$ 14,302	$ 44,161
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.55%**	3.61%	2.88%	2.74%**	2.62%**
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.94)%**	(2.04)%	(1.51)%	(0.97)%**	(0.56)%**
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.27%**	2.80%	2.53%	2.66%**	2.13%**
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(0.66)%**	(1.23)%	(1.16)%	(0.89)%**	(0.07)%**
Portfolio Turnover	920.18%	496.34%	1020.14%	341.27%	118.13%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.70%, 0.44%, 0.37%, and 0.58%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.04% for the year ended June 30, 2020, 0.28% year ended June 30, 2017, and 0.09% for the year ended June 30, 2016 attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

*** Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (16.66)%, (6.74)% and (4.03)%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2020	6/30/2019	6/30/2018	6/30/2017	6/30/2016

Net Asset Value, at Beginning of Year	$ 9.23	$ 9.19	$ 10.09	$ 10.96	$ 11.69

From Investment Operations:
Net Investment Loss *	(0.14)	(0.21)	(0.21)	(0.19)	(0.17)
Net Realized and Unrealized Gain (Loss) on Investments	(1.47)	0.25	(0.69)	(0.67)	(0.48)
Total from Investment Operations	(1.61)	0.04	(0.90)	(0.86)	(0.65)

Distributions from:
Net Realized Gain	-	-	-	(0.01)	(0.08)
Total Distributions	-	-	-	(0.01)	(0.08)

Paid in Capital From Redemption Fees (c) *	-	-	-	-	-

Net Asset Value, at End of Year	$ 7.62	$ 9.23	$ 9.19	$ 10.09	$ 10.96

Total Return (a)	(17.44)%***	0.44%	(8.92)%	(7.85)%***	(5.59)%***

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 1,042	$ 1,778	$ 2,636	$ 5,861	$ 17,238
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	4.54%**	4.41%	3.87%	3.75%**	3.63%**
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(2.87)%**	(2.84)%	(2.50)%	(1.96)%**	(1.56)%**
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.33%**	3.81%	3.53%	3.67%**	3.57%**
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.66)%**	(2.23)%	(2.16)%	(1.88)%**	(1.51)%**
Portfolio Turnover	920.18%	496.34%	1020.14%	341.27%	118.13%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.70%, 0.44%, 0.35%, and 0.58%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.12% for the year ended June 30, 2020, 0.28% for the year ended June 30, 2017, and 0.09% for the year ended June 30, 2016 attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

*** Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (17.32)%, (7.57)% and (5.50)%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period or year presented.

	Years Ended			Period Ended(d)
	6/30/2020	6/30/2019	6/30/2018	6/30/2017

Net Asset Value, at Beginning of Period/Year	$ 11.49	$ 11.44	$ 10.29	$ 10.00

From Investment Operations:
Net Investment Loss *	(0.05)	(0.04)	(0.11)	(0.19)
Net Realized and Unrealized Gain (Loss) on Investments	(0.88)	0.65	1.34	0.48
Total from Investment Operations	(0.93)	0.61	1.23	0.29

Distributions from:
Net Realized Gain	-	(0.56)	(0.08)	-
Total Distributions	-	(0.56)	(0.08)	-

Paid in Capital From Redemption Fees *	0.01	- (c)	- (c)	- (c)

Net Asset Value, at End of Period/Year	$ 10.57	$ 11.49	$ 11.44	$ 10.29

Total Return (a)	(8.01)%(f)	5.72%	11.94%	2.90%*** (f)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 3,974	$ 4,358	$ 2,129	$ 1,521
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	3.41%(e)	3.18%	4.26%	12.14%** (e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(1.70)%(e)	(1.53)%	(2.94)%	(10.70)%** (e)
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	2.11%(e)	1.96%	2.35%	5.92%** (e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(0.41)%(e)	(0.31)%	(1.02)%	(4.49)%** (e)
Portfolio Turnover	248.03%	164.13%	216.65%	46.12%***

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.

(e) The ratios include 0.06% for the year ended June 30, 2020, and 4.70% annualized for the period ended June 30, 2017 attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

(f) Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (7.95)%, and 4.73%, respectively.

(g) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** Annualized.

*** Not Annualized.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period or year presented.

	Years Ended			Period Ended(d)
	6/30/2020	6/30/2019	6/30/2018	6/30/2017

Net Asset Value, at Beginning of Period/Year	$ 11.68	$ 11.59	$ 10.33	$ 10.00

From Investment Operations:
Net Investment Loss *	(0.01)	(0.00) (c)	(0.01)	(0.20)
Net Realized and Unrealized Gain (Loss) on Investments	(0.89)	0.65	1.35	0.53
Total from Investment Operations	(0.90)	0.65	1.34	0.33

Distributions from:
Net Realized Gain	-	(0.56)	(0.08)	-
Total Distributions	-	(0.56)	(0.08)	-

Paid in Capital From Redemption Fees *	0.01	- (c)	- (c)	- (c)

Net Asset Value, at End of Period/Year	$ 10.79	$ 11.68	$ 11.59	$ 10.33

Total Return (a)	(7.62)%(f)	5.99%	12.97%	3.30%*** (f)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 1,514	$ 2,274	$ 2,120	$ 341
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	3.18%(e)	2.91%	3.58%	15.47%** (e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(1.43)% (e)	(1.29)%	(2.29)%	(13.91)%** (e)
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	1.88%(e)	1.66%	1.34%	6.44%** (e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(0.13)% (e)	(0.04)%	(0.07)%	(4.89)%** (e)
Portfolio Turnover	248.03%	164.13%	216.65%	46.12%***

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.

(e) The ratios include 0.11% for the year ended June 30, 2020, and 4.70% annualized for the period ended June 30, 2017, attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

(f) Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement.  Excluding these expenses, total return would have been (7.51)%, and 5.66%, respectively.

(g) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** Annualized.

*** Not Annualized.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period or year presented.

	Years Ended			Period Ended(d)
	6/30/2020	6/30/2019	6/30/2018	6/30/2017

Net Asset Value, at Beginning of Period/Year	$ 11.34	$ 11.36	$ 10.28	$ 10.00

From Investment Operations:
Net Investment Loss *	(0.13)	(0.11)	(0.17)	(0.26)
Net Realized and Unrealized Gain (Loss) on Investments	(0.87)	0.65	1.33	0.54
Total from Investment Operations	(1.00)	0.54	1.16	0.28

Distributions from:
Net Realized Gain	-	(0.56)	(0.08)	-
Total Distributions	-	(0.56)	(0.08)	-

Paid in Capital From Redemption Fees *	0.01	- (c)	- (c)	- (c)

Net Asset Value, at End of Period/Year	$ 10.35	$ 11.34	$ 11.36	$ 10.28

Total Return (a)	(8.73)%(f)	5.12%	11.27%	2.80%*** (f)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 574	$ 1,053	$ 374	$ 55
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	4.15%(e)	3.92%	4.51%	16.00%** (e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(2.47)%(e)	(2.24)%	(3.26)%	(14.52)%** (e)
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	2.83%(e)	2.68%	2.80%	7.84%** (e)
Ratio of Net Investment Loss to Average Net Assets (b)(g)	(1.15)%(e)	(1.00)%	(1.55)%	(6.36)%** (e)
Portfolio Turnover	248.03%	164.13%	216.65%	46.12%***

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.

(e) The ratios include 0.02% for the year ended June 30, 2020, and 4.70% annualized for the period ended June 30, 2017, attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

(f) Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (8.64)%, and 5.23%, respectively.

(g) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** Annualized.

*** Not Annualized.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2020	6/30/2019	6/30/2018	6/30/2017	6/30/2016

Net Asset Value, at Beginning of Year	$ 13.05	$ 13.50	$ 12.32	$ 11.87	$ 11.71

From Investment Operations:
Net Investment Loss *	(0.16)	(0.10)	(0.09)	(0.06)	(0.21)
Net Realized and Unrealized Gain (Loss) on Investments	(0.65)	(0.35)	1.27	0.51	0.37
Total from Investment Operations	(0.81)	(0.45)	1.18	0.45	0.16

Paid in Capital From Redemption Fees *	-	- (c)	- (c)	-	- (c)

Net Asset Value, at End of Year	$ 12.24	$ 13.05	$ 13.50	$ 12.32	$ 11.87

Total Return (a)	(6.21)%***	(3.33)%	9.58%	3.79%***	1.37%***

Ratios/Supplemental Data:
Net Assets at End of Year(Thousands)	$ 4,687	$ 5,699	$ 3,608	$ 4,183	$ 6,045
Before Waiver/Reimbursement or Recoupment:
Ratio of Expenses to Average Net Assets (b)(d)	2.80%**	2.46%	3.20%	4.00%**	4.68%**
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.25)%**	(0.66)%	(1.30)%	(1.54)%**	(2.93)%**
After Waiver/Reimbursement or Recoupment:
Ratio of Expenses to Average Net Assets (b)(d)	2.79%**	2.60%	2.59%	2.98%**	3.62%**
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.23)%**	(0.81)%	(0.69)%	(0.52)%**	(1.87)%**
Portfolio Turnover	917.79%	546.50%	794.40%	354.88%	333.49%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.06%, and 1.13%, respectively.

(e) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to AmericaFirst Monthly Risk-On-Risk-Off Fund.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.06% for the year ended June 30, 2020, 0.45% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

*** Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (6.15)%, 4.21%, and 1.44%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2020	6/30/2019	6/30/2018	6/30/2017	6/30/2016

Net Asset Value, at Beginning of Year	$ 13.97	$ 14.30	$ 12.94	$ 12.37	$ 12.03

From Investment Operations:
Net Investment Income (Loss) *	(0.01)	0.02	0.03	0.03	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	(0.70)	(0.35)	1.33	0.54	0.42
Total from Investment Operations	(0.71)	(0.33)	1.36	0.57	0.34

Paid in Capital From Redemption Fees *	0.01	- (c)	- (c)	-	- (c)

Net Asset Value, at End of Year	$ 13.27	$ 13.97	$ 14.30	$ 12.94	$ 12.37

Total Return (a)	(5.01)%***	(2.31)%	10.51%	4.61%***	2.83%***

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 4,906	$ 1,259	$ 1,001	$ 378	$ 308
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.15%**	2.49%	2.87%	4.00%**	4.21%**
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(0.60)%**	(0.69)%	(0.98)%	(1.38)%**	(2.55)%**
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	1.59%**	1.67%	1.66%	2.39%**	2.28%**
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(d)(e)	(0.04)%**	0.13%	0.24%	0.22%**	(0.63)%**
Portfolio Turnover	917.79%	546.50%	794.40%	354.88%	333.49%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.08%, and 1.13%, respectively.

(e) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to AmericaFirst Monthly Risk-On-Risk-Off Fund.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.05% for the year ended June 30, 2020, 0.45% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

*** Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (4.90)%, 5.17% and 2.90%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST MONTHLY RISK-ON RISK-OFF FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2020	6/30/2019	6/30/2018	6/30/2017	6/30/2016

Net Asset Value, at Beginning of Year	$ 12.48	$ 12.98	$ 11.91	$ 11.52	$ 11.43

From Investment Operations:
Net Investment Loss *	(0.21)	(0.15)	(0.15)	(0.12)	(0.27)
Net Realized and Unrealized Gain (Loss) on Investments	(0.62)	(0.35)	1.22	0.51	0.36
Total from Investment Operations	(0.83)	(0.50)	1.07	0.39	0.09

Paid in Capital From Redemption Fees *	- (c)	- (c)	- (c)	-	- (c)

Net Asset Value, at End of Year	$ 11.65	$ 12.48	$ 12.98	$ 11.91	$ 11.52

Total Return (a)	(6.65)%***	(3.85)%	8.98%	3.39%***	0.79%***

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 4,352	$ 6,342	$ 2,666	$ 3,331	$ 4,262
Before Waiver/Reimbursement or Recoupment:
Ratio of Expenses to Average Net Assets (b)(d)	3.33%**	3.11%	3.96%	4.80%**	5.20%**
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.76)%**	(1.33)%	(2.08)%	(2.31)%**	(3.47)%**
After Waiver/Reimbursement or Recoupment:
Ratio of Expenses to Average Net Assets (b)(d)	3.28%**	3.10%	3.10%	3.50%**	4.15%**
Ratio of Net Investment Loss to Average Net Assets (b)(d)(e)	(1.71)%**	(1.31)%	(1.21)%	(1.01)%**	(2.42)%**
Portfolio Turnover	917.79%	546.50%	794.40%	354.88%	333.49%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.07%, and 1.13%, respectively.

(e) Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f) On September 1, 2019, the AmericaFirst Tactical Alpha Fund was renamed to AmericaFirst Monthly Risk-On-Risk-Off Fund.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.01% for the year ended June 30, 2020, 0.45% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

*** Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (6.57)%, 3.82% and 0.86%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST INCOME FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2020	6/30/2019	6/30/2018	6/30/2017	6/30/2016

Net Asset Value, at Beginning of Year	$ 6.13	$ 7.00	$ 7.41	$ 6.70	$ 8.14

From Investment Operations:
Net Investment Income *	0.09	0.22	0.25	0.20	0.26
Net Realized and Unrealized Gain (Loss) on Investments	(0.94)	(0.65)	(0.22)	0.96	(1.19)
Total from Investment Operations	(0.85)	(0.43)	0.03	1.16	(0.93)

Distributions from:
Net Investment Income	(0.08)	(0.21)	(0.24)	(0.18)	(0.22)
Return of Capital	(0.36)	(0.23)	(0.20)	(0.27)	(0.29)
Total Distributions	(0.44)	(0.44)	(0.44)	(0.45)	(0.51)

Paid in Capital From Redemption Fees (c) *	-	-	-	-	-

Net Asset Value, at End of Year	$ 4.84	$ 6.13	$ 7.00	$ 7.41	$ 6.70

Total Return (a)	(14.55)%***	(6.25)%	0.50%	17.61%***	(11.80)%***

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 3,837	$ 5,583	$ 6,395	$ 6,964	$ 7,821
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.08%**	2.62%	2.75%	3.63%**	3.27%**
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	0.99%**	3.16%	3.07%	2.05%**	2.92%**
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.54%**	2.36%	2.35%	2.93%**	2.63%**
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	1.53%**	3.42%	3.47%	2.76%**	3.56%**
Portfolio Turnover	717.54%	530.98%	331.95%	125.07%	349.38%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.35%, and 0.37%, respectively.

 (e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.06% for the year ended June 30, 2020, 0.38% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

*** Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (14.37)%, 17.92% and (11.73)%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST INCOME FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2020	6/30/2019	6/30/2018	6/30/2017	6/30/2016

Net Asset Value, at Beginning of Year	$ 6.33	$ 7.18	$ 7.54	$ 6.78	$ 8.19

From Investment Operations:
Net Investment Income *	0.14	0.29	0.31	0.26	0.35
Net Realized and Unrealized Gain (Loss) on Investments	(0.97)	(0.68)	(0.21)	0.95	(1.22)
Total from Investment Operations	(0.83)	(0.39)	0.10	1.21	(0.87)

Distributions from:
Net Investment Income	(0.13)	(0.23)	(0.26)	(0.18)	(0.19)
Return of Capital	(0.33)	(0.23)	(0.20)	(0.27)	(0.35)
Total Distributions	(0.46)	(0.46)	(0.46)	(0.45)	(0.54)

Paid in Capital From Redemption Fees (c) *	-	-	-	-	-

Net Asset Value, at End of Year	$ 5.04	$ 6.33	$ 7.18	$ 7.54	$ 6.78

Total Return (a)	(13.81)%***	(5.55)%	1.42%	18.36%***	(10.91)%***

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 1,913	$ 3,195	$ 3,386	$ 3,199	$ 2,781
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.83%**	2.40%	2.49%	3.18%**	2.68%**
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	1.33%**	3.47%	3.31%	2.55%**	3.51%**
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	1.74%**	1.56%	1.54%	2.13%**	1.64%**
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	2.42%**	4.31%	4.26%	3.60%**	4.56%**
Portfolio Turnover	717.54%	530.98%	331.95%	125.07%	349.38%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.35%, and 0.37%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.07% for the year ended June 30, 2020, 0.38% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

*** Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (13.81)%, 18.83% and (10.84)%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST INCOME FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year presented.

	Years Ended
	6/30/2020	6/30/2019	6/30/2018	6/30/2017	6/30/2016

Net Asset Value, at Beginning of Year	$ 6.18	$ 7.03	$ 7.43	$ 6.71	$ 8.14

From Investment Operations:
Net Investment Income *	0.06	0.19	0.21	0.17	0.23
Net Realized and Unrealized Gain (Loss) on Investments	(0.95)	(0.65)	(0.22)	0.95	(1.19)
Total from Investment Operations	(0.89)	(0.46)	(0.01)	1.12	(0.96)

Distributions from:
Net Investment Income	(0.05)	(0.16)	(0.19)	(0.16)	(0.18)
Return of Capital	(0.34)	(0.23)	(0.20)	(0.24)	(0.29)
Total Distributions	(0.39)	(0.39)	(0.39)	(0.40)	(0.47)

Paid in Capital From Redemption Fees (c) *	-	-	-	-	-

Net Asset Value, at End of Year	$ 4.90	$ 6.18	$ 7.03	$ 7.43	$ 6.71

Total Return (a)	(15.02)%***	(6.65)%	(0.07)%	16.98%***	(12.14)%***

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 1,720	$ 2,703	$ 2,982	$ 4,352	$ 5,665
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.80%**	3.31%	3.51%	4.47%**	3.73%**
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	0.34%**	2.44%	2.25%	1.21%**	2.48%**
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.03%**	2.86%	2.87%	3.44%**	3.09%**
Ratio of Net Investment Income to Average Net Assets (b)(d)(e)	1.11%**	2.89%	2.89%	2.24%**	3.13%**
Portfolio Turnover	717.54%	530.98%	331.95%	125.07%	349.38%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.36%, and 0.37%, respectively.

(e) Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

* Per share amounts are calculated using the average shares method.

** The ratios include 0.06% for the year ended June 30, 2020, 0.38% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to extraordinary expenses incurred outside the expense limitation (see note 3).

*** Includes the effects of extraordinary expenses incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (15.02)%, 17.29% and (12.07)%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2020

1. ORGANIZATION AND SIGNIFCANT ACCOUNTING POLICIES

AmericaFirst Quantitative Funds (the “Trust”) was reorganized as a Delaware statutory trust on January 4, 2013. Prior to January 4, 2013, the series of the Trust, other than AmericaFirst Large Cap Share Buyback Fund, were each a part of the Mutual Fund Series Trust, an Ohio business trust organized on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of four series: AmericaFirst Defensive Growth Fund, AmericaFirst Large Cap Share Buyback Fund, AmericaFirst Monthly Risk-On Risk-Off Fund (formerly AmericaFirst Tactical Alpha Fund and AmericaFirst Absolute Return Fund), and AmericaFirst Income Fund (formerly AmericaFirst Income Trends Fund) (each a “Fund” and collectively, the “Funds”). The Funds are registered as diversified series of the Trust, except the Large Cap Share Buyback Fund which is non-diversified. The investment objectives of each Fund are set forth below. AmericaFirst Capital Management, LLC (the “Manager”) is investment advisor to the Funds.

AmericaFirst Defensive Growth Fund (“Defensive Growth Fund”) commenced operations on May 23, 2011. The Fund’s investment objective is to achieve capital appreciation through all market cycles.

AmericaFirst Large Cap Share Buyback Fund (“Large Cap Share Buyback Fund”) commenced operations on January 31, 2017. The Fund’s investment objective is to provide growth of capital.

AmericaFirst Monthly Risk-On Risk-Off Fund (“Risk-On Risk-Off Fund”) commenced operations on February 26, 2010. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of financial markets.

AmericaFirst Income Fund (“Income Fund”) commenced operations on July 1, 2010. The Fund’s investment objective is to achieve a high rate of current income with less volatility than common stocks as measured by standard deviation. The Fund seeks total return as a secondary investment objective.

The Funds each offer three classes of shares, Class A, Class I, and Class U. Each class differs as to sales and redemption charges and ongoing fees.

As of the close of business on February 28, 2019, the Risk-On Risk-Off Fund (the “Acquiring Fund”) acquired the assets and assumed the liabilities of AmericaFirst Quantitative Strategies Fund (the “Acquired Fund”), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund’s shareholders. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020

amounts distributable to shareholders for tax purposes. The number and value of shares issued by the Acquiring Fund to shareholders of the Acquired Fund are presented in the Statements of Changes in Net Assets. Net assets and net unrealized depreciation as of the reorganization date were as follows:

Total Net Assets of Acquired Fund	Total Net Assets of Acquiring Fund	Total Net Assets of Acquiring Fund After Acquisition	Cost of Investments Received from Aquired Fund	Net Unrealized Depreciation of Acquired Fund
$7,311,115*	$6,709,709	$14,020,824	$7,341,498	$(317,406)

* The net assets of the Acquired Fund includes cash of $295,575 and other liabilities in excess of other assets of $8,552.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

a)       Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020 for each Fund’s assets and liabilities measured at fair value:

Defensive Growth Fund

Assets	Total
Security Classification	Value	Level 1	Level 2	Level 3
Common Stock (2)	$3,261,155	$3,261,155	$—	$—
Exchange Traded Fund	575,770	575,770	—	—
Total	$3,836,925	$3,836,925	$—	$—

Large Cap Share Buyback Fund

Assets	Total
Security Classification	Value	Level 1	Level 2	Level 3
Common Stock (2)	$5,789,680	$5,789,680	$—	$—
Money Market Fund	283,629	283,629	—	—
Total	$6,073,309	$6,073,309	$—	$—

Risk-On Risk-Off Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$7,073,109	$7,072,300	$—	$809
Exchange Traded Fund	7,015,568	7,015,568	—	—
Total	$14,088,677	$14,087,868	$—	$809

Income Fund

Assets (1)	Total
Security Classification	Value	Level 1	Level 2	Level 3
Common Stock (2)	$3,348,423	$3,348,423	$—	$—
Corporate Bond (2)	6,744	—	6,744	—
Exchange Traded Fund	3,846,151	3,846,151	—	—
Foreign Government Agencies & Obligation (2)	2,501	—	2,501	—
Real Estate Investment Trusts	644,105	644,105	—	—
Total	$7,847,924	$7,838,679	$9,245	$—

(1)

As of and during the year ended June 30, 2020, none of the Funds held securities that were considered to be “Level 3” securities and material to Fund’s portfolios (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable.

(2)	For a detailed break-out of securities by investment industry please refer to the Schedules of Investments.

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020

b)       Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own, but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which a fund sold the security short.

c)       Federal Income Tax – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies (“RIC”), except as noted below, and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for open tax years (2017-2019) or expected to be taken in the Funds’ 2020 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Risk-On Risk-Off Fund did not qualify as a RIC under Subchapter M of the Code because it did not meet certain quarterly diversification tests. Accordingly, the Fund will file as a "C" corporation for the fiscal year ended June 30, 2020. As a "C" corporation, the Fund was subject to federal income taxes on any taxable income for the fiscal year. However, the Fund had no net taxable income for the fiscal year and consequently did not incur any tax liability. The Fund expects to meet qualifications and plans to be taxed as a RIC in future years. Therefore, no provision was made for federal income or excise taxes related to the fiscal year ended June 30, 2020.

d)       Distribution to Shareholders - Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, mark-to-market on open Section 1256 contracts) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

e)       Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Cost is determined and gains and losses are based upon the specific identification method for both financial

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020

statement and Federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis using the effective interest method. Discounts and premiums on debt securities are amortized over their respective lives. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

 f)       Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on average net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

g)       Foreign Currency – The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

h)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)       Commitments and Contingencies – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j)

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020

k)     Restricted securities are generally acquired directly or indirectly from an issuer in a nonpublic offering. Because restricted securities are generally subject to restrictions on transfer, market quotations for such securities are generally not readily available, and they are considered to be illiquid securities.  The Board of Trustees (“Board”) has adopted Portfolio Securities Valuation Procedures that, among other things, provide guidelines for the valuation of portfolio securities for which market quotations are not readily available (“Valuation Procedures”). The Valuation Procedures delegate the responsibility for determining the fair value of securities for which market quotations are not readily available to a Valuation Committee, subject to review and oversight by the Board of Trustees (“Board”).  Under circumstances where the Adviser determines that the market quotation or the price provided by a pricing service does not accurately reflect the current market value, such securities are also valued as determined in good faith by the Valuation Committee, subject to review and oversight by Board of Trustees.  Restricted securities are categorized in Level 3 of the fair value hierarchy.

l)     Credit Risk - The Deposits held in the Fund’s portfolio include deposits in a checking account and money market deposit account.  These deposits will be limited to accounts with Federal Deposit Insurance Corporation (“FDIC”) insured banks or savings and loan associations which are backed by the full faith and credit of the U.S. Government. Deposits that Congress affirmed to be backed by the full faith and credit of the U.S. Government are those that the resources of the U.S. Government stand behind.  Further, each of the Fund’s deposits will not exceed the FDIC’s Standard Maximum Deposit Insurance Amount (“SMDIA”) which currently is $250,000 per depositor, per insured bank inclusive of the principal and accrued interest for each deposit.  To the extent the Fund’s deposits with a particular bank exceed the federally insured limit; any amount of the Fund’s deposit over the federally insured limit will not be covered by FDIC insurance.

m)

Fifth Third Bank (the "Custodian"), the Funds' custodian, allowed cash overdrafts during the fiscal year when insufficient cash was available in the Funds' custodial accounts to meet its obligations. The Custodian maintained subsequent cash deposits in non-interest bearing accounts in order to compensate the Custodian for overdrafts which previously occurred during the fiscal year. Amounts presented as Due to Custodian on the Statements of Assets and Liabilities represent temporary cash overdrafts that existed as of June 30, 2020. The Funds' did not earn net interest income or incur net interest expense on cash deposits and overdrafts, respectively, during the fiscal year.

n)

Distributions from REITs -

Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

2. INVESTMENT TRANSACTIONS

For the year ended June 30, 2020, aggregate purchases and sales of investment securities (excluding short-term investments and government securities) for the Funds were as follows:

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020

	Purchases	Sales
Defensive Growth Fund	$51,808,694	$54,294,782
Large Cap Buyback Fund	16,010,755	17,110,115
Risk-On Risk-Off Fund	150,233,396	147,921,306
Income Fund	69,875,795	71,382,683

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

AmericaFirst Capital Management, LLC (“AFCM” or the “Manager”) acts as investment advisor for the Funds pursuant to the terms of an Investment Management Agreement with the Trust (the “Management Agreement”). Under the terms of the Management Agreement, AFCM is responsible for formulating the Funds’ investment policies, making ongoing investment decisions and engaging in portfolio transactions. The Management Agreement provides that the Manager will provide the Funds with investment advice and supervision and will continuously furnish an investment program for the Funds consistent with the investment objectives and policies of the Funds. For its services under the Management Agreement, the Manager is paid a bi-monthly (or more frequently) management fee at the annual rate of the average daily net assets were as follows:

Defensive Growth Fund	1.50%
Large Cap Buyback Fund	1.25%
Risk-On Risk-Off Fund	1.00%
Income Fund	1.25%

For the year ended June 30, 2020, management fees were as follows:

Defensive Growth Fund	$85,275
Large Cap Buyback Fund	$82,796
Risk-On Risk-Off Fund	$166,989
Income Fund	$122,952

AFCM and the Funds have entered into Expense Limitation Agreements (“Expense Limits”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, legal fees, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) at the ratios to average daily net assets detailed below.  Below are the ratios, by class, per each contractual agreement for the time period November 1, 2018 through October 31, 2019:

	Class A	Class I	Class U	Expiration
Defensive Growth Fund	2.45%	1.94%	2.95%	October 31, 2019
Large Cap Buyback Fund	1.75%	1.50%	2.50%	October 31, 2019
Risk-On Risk-Off Fund	2.45%	1.50% *	2.95%	October 31, 2019
Income Fund	2.20%	1.40%	2.70%	October 31, 2019

* Ratio was 1.20% as of September 1, 2019.

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020

Below are the ratios, by class, per each contractual agreement for the time period November 1, 2019 through June 30, 2020:

	Class A	Class I	Class U	Expiration
Defensive Growth Fund	2.45%	1.94%	2.95%	October 31, 2020
Large Cap Buyback Fund	1.75%	1.50%	2.50%	October 31, 2020
Risk-On Risk-Off Fund	2.45%	1.20%	2.95%	October 31, 2020
Income Fund	2.20%	1.40%	2.70%	October 31, 2020

Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the date in which those particular expenses are incurred, if the Funds are able to make the repayments without exceeding the expense limitations in effect at that time and the repayments are approved by the Board of Trustees.

	June 30, 2021	June 30, 2022	June 30, 2023
Defensive Growth Fund
Class A	$7,907	$20,253	$25,387
Class I	$31,502	$24,942	$22,551
Class U	$13,774	$12,417	$16,471

Large Cap Buyback Fund
Class A	$36,716	$42,578	$53,369
Class I	$10,741	$33,647	$20,414
Class U	$1,694	$8,654	$12,167

Risk-On Risk-Off Fund
Class A	$22,976	-	$705
Class I	$6,399	$12,122	$33,485
Class U	$26,061	$3,645	$2,535

Income Fund
Class A	$26,991	$16,231	$25,882
Class I	$29,990	$31,655	$29,920
Class U	$21,493	$12,991	$17,202

During the year ended June 30, 2020, the Advisor recouped $20,450 from Class A shares and $10,179 from Class U shares of the Risk-On Risk-Off Fund.

Distributor – The Trust has adopted a Distribution Plan (“Plan”), pursuant to rule 12b-1 under the 1940 Act for each class of shares, other than class I, which allows the Funds to pay to the distributor a monthly fee for distribution and shareholder servicing expenses. Under the Plan, the Funds may pay up to 0.25% for Class A and 1.00% Class U per year of its average daily net assets for such distribution and shareholder service activities.  During the year ended June 30, 2020, fees incurred under the Plan were as follows:

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020

Defensive Growth Fund	$19,081
Large Cap Buyback Fund	$18,708
Risk-On Risk-Off Fund	$66,827
Income Fund	$33,829

Mutual Shareholder Services, LLC (“MSS”) serves as the Funds’ Transfer Agent, Accounting Agent, and Administrator. Certain employees of MSS are Officers of the Trust.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust. Trustees, who are not “interested persons” as that term is defined in the 1940 Act, will be paid a fee of $10,000 per year. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings.

As of June 30, 2019 and in connection with the Expense Limitation Agreements in place, the Large Cap Share Buyback Fund and Income Fund had receivables of $21,831 and $20,950 due from the Adviser, respectively. As the Adviser was unable to meet its obligations it borrowed the funds necessary to pay the balance of these receivables in the subsequent period from MSS which serves as the Funds' Transfer Agent, Accounting Agent, and Administrator. As of June 30, 2020 this loan has been paid in full.

The Defensive Growth Fund and the Risk-On Risk-Off Fund owned 4.00% and 5.00%, respectively, of the net assets of a private venture capital fund, Moneta Ventures Fund II, LP as of June 30, 2019. Family members of the management of Moneta Ventures Fund II, LP have certain ownership interests in AmericaFirst Capital Management, LLC. The Defensive Growth and Risk-On Risk-Off Funds’ investments were liquidated during the fiscal year ended June 30, 2020. During the year ended June 30, 2020, information regarding the investments in this private fund were as follows:

	Value as of June 30, 2019	Cost of Purchases	Realized Gain	Change in Unrealized Depreciation	Sale Proceeds	Value as of June 30, 2020
Defensive Growth Fund	$434,715	$75,000	$63,198	$(63,198)	$509,715	$0
Risk-On Risk-Off Fund	$543,394	$150,000	$79,002	$(78,998)	$693,398	$0

 4. REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares within 90 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption occurs. For the year ended June 30, 2020, redemption fees were assessed as follows:

Defensive Growth Fund	$8
Large Cap Buyback Fund	$3,295
Risk-On Risk-Off Fund	$5,824
Income Fund	$3

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020

For the year ended June 30, 2019, redemption fees were assessed as follows:

Defensive Growth Fund	$53
Large Cap Buyback Fund	$1,648
Risk-On Risk-Off Fund	$1,636
Income Fund	$448

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended June 30, 2019, and the year ended June 30, 2020 was as follows:

For the year ended June 30, 2020:

	Ordinary	Long-Term	Return
	Income	Capital Gains	of Capital	Total
AmericaFirst Defensive Growth Fund	$—	$—	$—	$—
AmericaFirst Large Cap Buyback Fund	—	—	—	—
AmericaFirst Risk-On Risk-Off Fund	—	—	—	—
AmericaFirst Income Fund	165,112	—	570,121	735,233

For the year ended June 30, 2019:

	Ordinary	Long-Term	Return
	Income	Capital Gains	of Capital	Total
AmericaFirst Defensive Growth Fund	$—	$—	$—	$—
AmericaFirst Large Cap Buyback Fund	340,396	37,154	—	377,550
AmericaFirst Risk-On Risk-Off Fund	—	—	—	—
AmericaFirst Income Fund	397,470	—	458,000	855,470

As of June 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)

AmericaFirst Defensive Growth Fund	$—	$—	$(938,072)	$(9,549,439)	$—	$(9,020)	$(10,496,531)
AmericaFirst Large Cap Buyback Fund	—	—	(438,841)	(327,266)	—	216,229	(549,878)
AmericaFirst Risk-On Risk-Off Fund	—	—	—	(12,961,056)	—	(389,584)	(13,350,640)
AmericaFirst Income Fund	—	—	(1,845,421)	(9,927,046)	—	242,248	(11,530,219)

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020

The difference between book basis and tax basis unrealized appreciation/ (depreciation), undistributed net investment income/loss and accumulated net realized gains/ (losses) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles and adjustments for constructive sales of securities held short.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
AmericaFirst Defensive Growth Fund	$26,229
AmericaFirst Large Cap Buyback Fund	14,007
AmericaFirst Risk-On Risk-Off Fund	—
AmericaFirst Income Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
AmericaFirst Defensive Growth Fund	$911,843
AmericaFirst Large Cap Buyback Fund	424,834
AmericaFirst Risk-On Risk-Off Fund	—
AmericaFirst Income Fund	1,845,421

At June 30, 2020, the Funds below had capital loss carry forwards with no expiration date for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total
AmericaFirst Defensive Growth Fund	$9,019,248	$530,191	$9,549,439
AmericaFirst Large Cap Buyback Fund	327,266	—	327,266
AmericaFirst Risk-On Risk-Off Fund	11,151,123	1,809,933	12,961,056
AmericaFirst Income Fund	9,926,528	518	9,927,046

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, resulted in reclassifications for the fiscal year ended June 30, 2020 as follows:

	Paid In Capital	Distributable Earnings

AmericaFirst Defensive Growth Fund	$(80,158)	$80,158
AmericaFirst Large Cap Buyback Fund	(20,029)	20,029
AmericaFirst Risk-On Risk-Off Fund	(238,324)	238,324
AmericaFirst Income Fund	-	-

NOTE 6.  MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and its investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

7. SUBSEQUENT EVENTS

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2020

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment in the financial statements.  However, the following disclosures are applicable:

Distributions

During the period subsequent to year-end, the Income Fund paid the following distributions per share:

Class A

	Pay Date	Rate
Ordinary Income	7/30/2020	0.03695

Class I

	Pay Date	Rate
Ordinary Income	7/30/2020	0.03840

Class U

	Pay Date	Rate

Ordinary Income	7/30/2020	0.03270

NOTE 8 UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Risk-On Risk-Off Fund invested a portion of its assets in iShares 7-10 Treasury Bond ETF.  The performance of the Risk-On Risk-Off Fund will be directly affected by the performance of this asset. The financial statements of iShares 7-10 Treasury Bond ETF, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Risk-On Risk-Off Fund’s financial statements. As of June 30, 2020, the percentage of the Risk-On Risk-Off Fund’s net assets invested in iShares 7-10 Treasury Bond ETF was 50.31%.

The Income Fund currently invested a portion of its assets in SPDR® Portfolio Long Term Treasury ETF.  The performance of the Income Fund will be directly affected by the performance of this asset. The financial statements of SPDR® Portfolio Long Term Treasury ETF, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Income Fund’s financial statements. As of June 30, 2020, the percentage of the Income Fund’s net assets invested in SPDR® Portfolio Long Term Treasury ETF was 51.48%.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

 To the Board of Trustees of AmericaFirst Quantitative Funds

and the Shareholders of AmericaFirst Defensive Growth Fund, AmericaFirst Large Cap Share Buyback Fund, AmericaFirst Monthly Risk-On Risk-Off Fund and AmericaFirst Income Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of AmericaFirst Defensive Growth Fund, AmericaFirst Large Cap Share Buyback Fund, AmericaFirst Monthly Risk-On Risk-Off Fund (formerly, AmericaFirst Tactical Alpha Fund) and AmericaFirst Income Fund, each a series of shares of beneficial interest in AmericaFirst Quantitative Funds (the “Funds”), including the schedules of investments, as of June 30, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the periods noted in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Financial Highlights Presented
AmericaFirst Defensive Growth Fund	For each of the years in the five-year period ended June 30, 2020
AmericaFirst Large Cap Share Buyback Fund	For each of the years in the three-year period ended June 30, 2020 and for the period from January 31, 2017 (commencement of operations) to June 30, 2017
AmericaFirst Monthly Risk-On Risk-Off Fund	For each of the years in the five-year period ended June 30, 2020
AmericaFirst Income Fund	For each of the years in the five-year period ended June 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Funds' management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2020 by correspondence with the custodian, other appropriate parties, and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the AmericaFirst Quantitative Funds since 2013.

Philadelphia, Pennsylvania

September 10, 2020

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION

JUNE 30, 2020 (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period January 1, 2020 and held for the entire period through June 30, 2020.

Actual Expenses

The first section of each table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period/year.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

AmericaFirst Defensive Growth Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2020	June 30, 2020	January 1, 2020 to June 30, 2020

Actual	$1,000.00	$834.72	$13.82
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.80	$15.14

* Expenses are equal to the Fund's annualized expense ratio of 3.03%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

AmericaFirst Defensive Growth Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2020	June 30, 2020	January 1, 2020 to June 30, 2020

Actual	$1,000.00	$836.26	$11.19
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.68	$12.26

* Expenses are equal to the Fund's annualized expense ratio of 2.45%, multiplied by the average account value over the period, multiplied by182/366 (to reflect the one-half year period).

AmericaFirst Defensive Growth Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2020	June 30, 2020	January 1, 2020 to June 30, 2020

Actual	$1,000.00	$831.88	$16.17
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,007.21	$17.72

* Expenses are equal to the Fund's annualized expense ratio of 3.55%, multiplied by the average account value over the period, multiplied by182/366 (to reflect the one-half year period).

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

AmericaFirst LargeCap Buyback Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2020	June 30, 2020	January 1, 2020 to June 30, 2020

Actual	$1,000.00	$862.86	$10.33
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.77	$11.17

* Expenses are equal to the Fund's annualized expense ratio of 2.23%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

AmericaFirst LargeCap Buyback Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2020	June 30, 2020	January 1, 2020 to June 30, 2020

Actual	$1,000.00	$864.58	$9.27
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.92	$10.02

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by182/366 (to reflect the one-half year period).

AmericaFirst LargeCap Buyback Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2020	June 30, 2020	January 1, 2020 to June 30, 2020

Actual	$1,000.00	$858.92	$13.68
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,010.14	$14.79

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

* Expenses are equal to the Fund's annualized expense ratio of 2.96%, multiplied by the average account value over the period, multiplied by182/366 (to reflect the one-half year period).

AmericaFirst Risk-On Risk-Off Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2020	June 30, 2020	January 1, 2020 to June 30, 2020

Actual	$1,000.00	$898.02	$13.97
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,010.14	$14.79

* Expenses are equal to the Fund's annualized expense ratio of 2.96%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

AmericaFirst Risk-On Risk-Off Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2020	June 30, 2020	January 1, 2020 to June 30, 2020

Actual	$1,000.00	$904.57	$8.05
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.41	$8.52

* Expenses are equal to the Fund's annualized expense ratio of 1.70%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

AmericaFirst Risk-On Risk-Off Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2020	June 30, 2020	January 1, 2020 to June 30, 2020

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Actual	$1,000.00	$896.15	$16.26
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,007.71	$17.22

* Expenses are equal to the Fund's annualized expense ratio of 3.45%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

AmericaFirst Income Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2020	June 30, 2020	January 1, 2020 to June 30, 2020

Actual	$1,000.00	$829.49	$14.97
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,008.50	$16.43

* Expenses are equal to the Fund's annualized expense ratio of 3.29%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

AmericaFirst Income Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2020	June 30, 2020	January 1, 2020 to June 30, 2020

Actual	$1,000.00	$833.67	$11.08
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.78	$12.16

* Expenses are equal to the Fund's annualized expense ratio of 2.43%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

AmericaFirst Income Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*

	January 1, 2020	June 30, 2020	January 1, 2020 to June 30, 2020

Actual	$1,000.00	$827.19	$17.26
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,005.97	$18.95

* Expenses are equal to the Fund's annualized expense ratio of 3.80%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

AMERICAFIRST QUANTITATIVE FUNDS

TRUSTEES & OFFICERS

JUNE 30, 2020 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Disinterested Trustees

Name, Address and Year of Birth	Position(s) Held with AmericaFirst Term of Office Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in AmericaFirst Overseen by AmericaFirst Trustee	Other Directorships Held by AmericaFirst Trustee During the Past Five Years
DISINTERESTED TRUSTEES
Timothy P. Highland Year of Birth: 1964	Trustee & Chairman of the Board – September 2018 to present	Vice President, Strategic Solutions, Docupace Technologies, Inc. (data processing for broker-dealers), Sept. 2016 to present; President, D3 Financial Partners, LLC (consultant to broker-dealers, investment advisers and technology firms) Jan. 2016 to present; Executive Vice President, IPI Wealth Management, Inc. (SEC registered investment adviser) 2009 to 2015; Executive Vice President, Investment Planners, Inc. (FINRA registered broker-dealer) 2009 to 2015.	4	None
Michael A. Gunning Year of Birth: 1958	Trustee – Feb. 2015 to present	SVP Legislative Affairs California Building Industry Association, October 2018 - present; Vice President, Personal Insurance Federation of California (legislative and regulatory advisory firm representing members to California State Legislature and Governor’s Office), (2001 to 2018)	4	None

AMERICAFIRST QUANTITATIVE FUNDS

TRUSTEES & OFFICERS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Interested Trustees and Officers of the Trust

Name, Address and Year of Birth	Position(s) Held with AmericaFirst Term of Office Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in AmericaFirst Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Rick A. Gonsalves 300 Harding Boulevard, Ste. 215 Roseville, CA 95678 Year of Birth: 1968	Trustee – 2012 to present; President – May 2017 to present	President & Chief Executive Officer, AmericaFirst Capital Management, LLC (2007 – present) (investment adviser to the Funds; President & Chief Executive Officer, Renaissance Investment Services (2005 to 2008); Registered Broker Representative for various Broker/Dealers from 1994 to 2007.	4	None
OFFICERS OF THE TRUST
Robert G. Roach Jr. Year of Birth: 1962	Chief Compliance Officer of the Trust – September 2018 to present

Chief Compliance Officer (“CCO”), AmericaFirst Quantitative Funds, 09/2018-Present; Owner, Roach Corp (Consulting Firm) 08/2017-Present; Managing Principal, OCP Capital LLC (Broker Dealer), 05/2018-Present; Financial and Operations Principal (FINOP), CommonGood Securities LLC (Broker Dealer), 04/2018-Present; COO/CFO, TriLinc Global LLC (Impact Investment Fund Manager), 01/2017 to 08/2017; CFO & CCO, LR Global Holdings (Frontier Markets Investment Firm), 07/2016 to 12/2016; CCO, AmericaFirst Capital Management LLC, 02/2012 to 07/2016; CCO, AmericaFirst Quantitative Funds, 02/2012 to 12/2015; CFO & CCO, AmericaFirst Securities, Inc. LLC (Broker Dealer), 03/2012 to 07/2016, Independent Trustee, Nile Capital Investment Trust, (Mutual Fund), 01/2012 to Present.

			n/a	n/a
Umberto Anastasi Year of Birth: 1974	Treasurer – August 2017 to present	From 1999 to present, Vice President, Mutual Shareholder Services LLC	n/a	n/a
Brandon Pokersnik Year of Birth: 1978	Secretary – August 2017 to present	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012	n/a	n/a

AMERICAFIRST QUANTITATIVE FUNDS

TRUSTEES & OFFICERS (CONTINUED)

JUNE 30, 2020 (UNAUDITED)

Compensation of the Board of Trustees

Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Funds, will be paid a fee of $10,000 per year.  The “interested persons” of the Trust receive no Board member compensation from the Funds. The table below details the amount of compensation received by the Trustees from the Trust for the fiscal year ended June 30, 2020. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Annual Benefits Upon Retirement	Total Compensation Paid to Trustees
Timothy P. Highland	$10,000	None	None	$10,000
Michael Gunning	$10,000	None	None	$10,000

The Trust’s Statement of Additional Information includes additional information about the trustees an Officers and is available, without charge, upon request by calling toll-free 1-877-217-8501.

AMERICAFIRST QUANTITATIVE FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2020 (UNAUDITED)

Reference is made to the Prospectus and the Statements of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset value of shares of the Funds.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

PROXY VOTE

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-217 -8501; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-217 -8501; and on the Commission’s website at http://www.sec.gov.

 PRIVACY NOTICE

 Rev. Jan 2013

FACTS	WHAT DOES AMERICAFIRST QUANTITATIVE FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

          ■     Social Security number                                  ■     Purchase History

          ■     Assets                                                             ■     Account Balances

          ■     Retirement Assets                                          ■     Account Transactions

          ■     Transaction History                                       ■     Wire Transfer Instructions

          ■     Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons AmericaFirst Quantitative Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does AmericaFirst Quantitative Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-217-8363

PRIVACY NOTICE (Continued)
Who we are
Who is providing this notice?	AmericaFirst Quantitative Funds
What we do
How does AmericaFirst Quantitative Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does AmericaFirst Quantitative Funds collect my personal information?

We collect your personal information, for example, when you

■     Open an account

■     Provide account information

■     Give us your contact information

■     Make deposits or withdrawals from your account

■     Make a wire transfer

■     Tell us where to send the money

■     Tells us who receives the money

■     Show your government-issued ID

■     Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ AmericaFirst Quantitative Funds doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ AmericaFirst Quantitative Funds doesn’t share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ AmericaFirst Quantitative Funds doesn’t jointly market.

This Page Was Left Blank Intentionally

AmericaFirst Quantitative Funds

MANAGER

AmericaFirst Capital Management, LLC

300 Harding Blvd.

Suite 215

Roseville, CA 95678

TRANSFER AGENT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

AmericaFirst Capital Management, LLC is located at 300 Harding Blvd. (Suite 215), Roseville, CA. The Funds’ distributor is Arbor Court Capital, LLC. AmericaFirst Capital Management, LLC is an owner of Matrix Capital Group, Inc. AmericaFirst is not affiliated with Burlington Capital Group, LLC (formerly America First Companies) or any of its subsidiaries.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, there have not been any waivers to the provisions of the waivers.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that each of the independent board members together consist as the audit committee financial expert based on their combined knowledge and experience.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2020

$ 47,000

FY 2019

$ 58,500

(b)

Audit-Related Fees

Registrant

FY 2020

$ 0

FY 2019

$ 0

Nature of the fees:

N/A

(c)

Tax Fees

Registrant

FY 2020

$10,000

FY 2019

$12,500

Nature of the fees:

Review of the 1120-RICS  and Excise Returns.

(d)

All Other Fees

Registrant

FY 2020

$ 0

FY 2019

$ 0

Nature of the fees:

N/A

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2020

$10,000

FY 2019

$12,500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable – applies to closed-end funds only.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 10.  Submission of Matters to a Vote of Security Holders.  Not applicable – the registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AmericaFirst QuantitativeFunds

By /s/ Rick Gonsalves

*Rick Gonsalves

Chief Executive Officer

Date September 10, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Rick Gonsalves

     Rick Gonsalves

     Chief Executive Officer

Date: September 10, 2020

By: /s/ Bob Anastasi

     Bob Anastasi

     Chief Financial Officer and Treasurer

Date: September 10, 2020

* Print the name and title of each signing officer under his or her signature.